Taxation - Schedule of Components of the Income Taxes (Benefit) Expense (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Components of the Income Taxes (Benefit) Expense [Abstract]
Current			$ 242,834
Deferred	(3,112)	(7,476)	(17,184)
Total income taxes (benefit) expense	$ (3,112)	$ (7,476)	$ 225,650